CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ILS (₪) ₪ in Thousands	Share capital [Member]	Additional paid in capital [Member]	Measurement of the net liability in respect of defined benefit [Member]	Capital Fund [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2014	₪ 1,407	₪ 121,430	₪ (57)	₪ 247	₪ 263,039	₪ 386,066
IFRSStatementLineItems [Line Items]
Net Income					6,844	6,844
Currency translation differences
Measurement of the net liability in respect of defined benefit			(140)			(140)
Total comprehensive Income for the year			(140)		6,844	6,704
Exercise of options	18	6,772				6,790
Employee benefit		152				152
Balance at Dec. 31, 2015	1,425	128,354	(197)	247	269,883	399,712
IFRSStatementLineItems [Line Items]
Net Income					10,852	10,852
Measurement of the net liability in respect of defined benefit			(311)			(311)
Total comprehensive Income for the year			(311)		10,852	10,541
Dividend distribution					(19,249)	(19,249)
Balance at Dec. 31, 2016	1,425	128,354	(508)	247	261,486	391,004
IFRSStatementLineItems [Line Items]
Net Income					25,023	25,023
Measurement of the net liability in respect of defined benefit			(446)			(446)
Total comprehensive Income for the year			(446)		25,023	24,577
Balance at Dec. 31, 2017	₪ 1,425	₪ 128,354	₪ (954)	₪ 247	₪ 286,509	₪ 415,581